Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2012
Registrant Name	dei_EntityRegistrantName	TOUCHSTONE STRATEGIC TRUST
Central Index Key	dei_EntityCentralIndexKey	0000711080
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 28, 2012
Document Effective Date	dei_DocumentEffectiveDate	Nov. 28, 2012
Touchstone Dynamic Equity Fund (Prospectus Summary) | Touchstone Dynamic Equity Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDEAX
Touchstone Dynamic Equity Fund (Prospectus Summary) | Touchstone Dynamic Equity Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDECX
Touchstone Dynamic Equity Fund (Prospectus Summary) | Touchstone Dynamic Equity Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDEYX
Touchstone Dynamic Equity Fund (Prospectus Summary) | Touchstone Dynamic Equity Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDELX
Touchstone Emerging Growth Fund (Prospectus Summary) | Touchstone Emerging Growth Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGFAX
Touchstone Emerging Growth Fund (Prospectus Summary) | Touchstone Emerging Growth Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGFCX
Touchstone Emerging Growth Fund (Prospectus Summary) | Touchstone Emerging Growth Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGFYX
Touchstone Emerging Growth Fund (Prospectus Summary) | Touchstone Emerging Growth Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGFLX
Touchstone International Equity Fund (Prospectus Summary) | Touchstone International Equity Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TIEAX
Touchstone International Equity Fund (Prospectus Summary) | Touchstone International Equity Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TIECX
Touchstone International Equity Fund (Prospectus Summary) | Touchstone International Equity Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TIEYX
Touchstone International Equity Fund (Prospectus Summary) | Touchstone International Equity Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TIELX
Touchstone Conservative Allocation Fund (Prospectus Summary) | Touchstone Conservative Allocation Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSAAX
Touchstone Conservative Allocation Fund (Prospectus Summary) | Touchstone Conservative Allocation Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSACX
Touchstone Conservative Allocation Fund (Prospectus Summary) | Touchstone Conservative Allocation Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSAYX
Touchstone Conservative Allocation Fund (Prospectus Summary) | Touchstone Conservative Allocation Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVAIX
Touchstone Balanced Allocation Fund (Prospectus Summary) | Touchstone Balanced Allocation Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TBAAX
Touchstone Balanced Allocation Fund (Prospectus Summary) | Touchstone Balanced Allocation Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TBACX
Touchstone Balanced Allocation Fund (Prospectus Summary) | Touchstone Balanced Allocation Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TBAYX
Touchstone Balanced Allocation Fund (Prospectus Summary) | Touchstone Balanced Allocation Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TBAIX
Touchstone Moderate Growth Allocation Fund (Prospectus Summary) | Touchstone Moderate Growth Allocation Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSMAX
Touchstone Moderate Growth Allocation Fund (Prospectus Summary) | Touchstone Moderate Growth Allocation Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSMCX
Touchstone Moderate Growth Allocation Fund (Prospectus Summary) | Touchstone Moderate Growth Allocation Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSMYX
Touchstone Moderate Growth Allocation Fund (Prospectus Summary) | Touchstone Moderate Growth Allocation Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSMIX
Touchstone Growth Allocation Fund (Prospectus Summary) | Touchstone Growth Allocation Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGQAX
Touchstone Growth Allocation Fund (Prospectus Summary) | Touchstone Growth Allocation Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGQCX
Touchstone Growth Allocation Fund (Prospectus Summary) | Touchstone Growth Allocation Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGQYX
Touchstone Growth Allocation Fund (Prospectus Summary) | Touchstone Growth Allocation Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGQIX
Touchstone Micro Cap Value Fund (Prospectus Summary) | Touchstone Micro Cap Value Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXCAX
Touchstone Micro Cap Value Fund (Prospectus Summary) | Touchstone Micro Cap Value Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXCSX
Touchstone Micro Cap Value Fund (Prospectus Summary) | Touchstone Micro Cap Value Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXAIX
Touchstone Micro Cap Value Fund (Prospectus Summary) | Touchstone Micro Cap Value Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXCIX
Touchstone Small Company Value Fund (Prospectus Summary) | Touchstone Small Company Value Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FTVAX
Touchstone Small Company Value Fund (Prospectus Summary) | Touchstone Small Company Value Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FTVCX
Touchstone Small Company Value Fund (Prospectus Summary) | Touchstone Small Company Value Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FTVIX
Touchstone Small Company Value Fund (Prospectus Summary) | Touchstone Small Company Value Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FTVLX
Touchstone International Value Fund (Prospectus Summary) | Touchstone International Value Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FSIEX
Touchstone International Value Fund (Prospectus Summary) | Touchstone International Value Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FTECX
Touchstone International Value Fund (Prospectus Summary) | Touchstone International Value Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FIEIX
Touchstone International Value Fund (Prospectus Summary) | Touchstone International Value Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FIVIX
Touchstone Strategic Income Fund (Prospectus Summary) | Touchstone Strategic Income Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FFSAX
Touchstone Strategic Income Fund (Prospectus Summary) | Touchstone Strategic Income Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FRACX
Touchstone Strategic Income Fund (Prospectus Summary) | Touchstone Strategic Income Fund | Class Y
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MXIIX
Touchstone Strategic Income Fund (Prospectus Summary) | Touchstone Strategic Income Fund | Institutional
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TFSLX